Current and long-term debt - 2018 NIBC Credit Facility (Details) - USD ($)	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,552,473,000	$ 2,910,315,000
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 35,700,000.0
Periodic borrowing payment amount	$ 800,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings		$ 31,600,000	$ 34,900,000
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
MR [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Ships	$ 2
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	135.00%
Borrowings, Financial Covenants, Period Three [Member] | Vessels [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	140.00%